UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Ottosen
Title:  Chief Compliance Officer & Counsel
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ Jennifer Ottosen                           May 3, 2012
     -----------------------------         -----------------------------
         Jennifer Ottosen                         Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     73
                                        ----------------
Form 13F Information Table Value Total:     $5,789,675
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               March 31, 2012

         ITEM 1                          ITEM 2        ITEM 3          ITEM 4       ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value          of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                               COM              88579Y101      269,388       3,019,713
Abbott Labs Com                     COM              002824100      225,919       3,686,079
Accenture PLC Ireland               COM              G1151C101          457           7,100
Adobe Systems Inc                   COM              00724F101      215,853       6,291,267
Aeropostale Inc                     COM              007865108          524          24,280
Alliant Techsystems Inc             COM              018804104          343           6,850
Amphenol Corp                       COM              032095101      234,314       3,920,277
Apollo Group Inc Cl A               COM              037604105          286           7,420
Automatic Data Processing           COM              053015103      188,327       3,412,344
Avon Products Inc                   COM              054303102          426          22,030
Ball Corporation                    COM              058498106          448          10,470
Bard (C.R.) Inc                     COM              067383109      115,735       1,172,364
Baxter International Inc            COM              071813109          436           7,300
Becton Dickinson                    COM              075887109      187,389       2,413,252
Best Buy Company Inc                COM              086516101          376          15,880
CH Robinson Worldwide               COM              12541W209      165,708       2,530,283
Campbell Soup Co                    COM              134429109          432          12,790
Cigna Corp                          COM              125509109          448           9,110
Clorox Co                           COM              189054109        5,146          74,860
Coca-Cola Co                        COM              191216100      112,588       1,521,265
Cognizant Tech Solutions Corp       COM              192446102      239,286       3,109,642
Colgate-Palmolive Co                COM              194162103      201,778       2,063,601
Davita Inc                          COM              23918K108          232           2,580
Dell Inc                            COM              24702R101          403          24,280
Deluxe Corp                         COM              248019101          394          16,850
Eaton Vance                         COM              278265103          435          15,250
Ecolab Inc                          COM              278865100       82,640       1,338,957
Eli Lilly & Co                      COM              532457108          411          10,210
Emerson Electric Co                 COM              291011104      276,748       5,303,733
Equifax Inc                         COM              294429105      203,794       4,604,478
Exelon Corp                         COM              30161N101          397          10,140
Express Scripts Holding Compan      COM              30219G108          419           7,740
Federated Investors Inc.            COM              314211103          488          21,780
Fiserv Inc.                         COM              337738108          444           6,400
Forest Labs                         COM              345838106          445          12,850
General Dynamics Corp               COM              369550108          416           5,680
Global Payments Inc.                COM              37940X102          383           8,080
ITT Educational Svcs                COM              45068B109          435           6,590
Johnson & Johnson                   COM              478160104        1,331          20,190
Kroger Co                           COM              501044101          397          16,410
Laboratory Corp of America Hol      COM              50540R409      124,455       1,359,573
Landstar System Inc                 COM              515098101          387           6,710
Lexmark Intl Inc                    COM              529771107          384          11,560
Medtronic Inc                       COM              585055106      117,950       3,009,708
Microsoft Corp Com                  COM              594918104      276,849       8,584,471
Nike Inc Cl B                       COM              654106103      119,800       1,104,766
Omnicom Group Inc                   COM              681919106      283,669       5,600,572
Oracle Corp                         COM              68389X105      248,270       8,514,064
Paychex Inc                         COM              704326107       79,133       2,553,514
Pepsico Inc                         COM              713448108      279,855       4,217,865
Pitney Bowes Inc                    COM              724479100          366          20,870
Praxair Inc                         COM              74005P104      213,922       1,866,035
Procter & Gamble Co                 COM              742718109      284,978       4,240,127
Quest Diagnostics Inc               COM              74834L100          422           6,910
Radioshack                          COM              750438103          249          40,190
Rockwell Collins Inc.               COM              774341101          397           6,910
Strayer Education                   COM              863236105          340           3,610
Stryker Corp                        COM              863667101      187,384       3,377,516
Sysco Corp                          COM              871829107          399          13,370
T Rowe Price Group Inc              COM              74144T108      274,905       4,209,891
TJX Companies Inc                   COM              872540109          477          12,020
Target Corp                         COM              87612E106          410           7,040
United Parcel Svc Cl B              COM              911312106          433           5,370
United Technologies Corp            COM              913017109      265,234       3,197,905
Unitedhealth Group Inc              COM              91324P102          476           8,080
Valassis Communications             COM              918866104          425          18,480
Varian Medical Systems              COM              92220P105      117,366       1,701,955
Waddell & Reed Financial Inc        COM              930059100          449          13,880
Wal Mart Stores Inc                 COM              931142103          407           6,660
Walgreen Company                    COM              931422109          391          11,690
Waters Corp                         COM              941848103      172,805       1,864,938
Westamerica Bancorporation          COM              957090103          430           8,970
Zimmer Holdings Inc                 COM              98956P102          439           6,840
                                                                  -------------------------
                                                                  5,789,675     100,382,435
                                                                  =========================



         ITEM 1                             ITEM 6       ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole                    2,858,963                  160,750
Abbott Labs Com                             Sole                    3,485,954                  200,125
Accenture PLC Ireland                       Sole                        7,100
Adobe Systems Inc                           Sole                    5,964,467                  326,800
Aeropostale Inc                             Sole                       24,280
Alliant Techsystems Inc                     Sole                        6,850
Amphenol Corp                               Sole                    3,708,527                  211,750
Apollo Group Inc Cl A                       Sole                        7,420
Automatic Data Processing                   Sole                    3,227,719                  184,625
Avon Products Inc                           Sole                       22,030
Ball Corporation                            Sole                       10,470
Bard (C.R.) Inc                             Sole                    1,110,644                   61,720
Baxter International Inc                    Sole                        7,300
Becton Dickinson                            Sole                    2,305,512                  107,740
Best Buy Company Inc                        Sole                       15,880
CH Robinson Worldwide                       Sole                    2,395,913                  134,370
Campbell Soup Co                            Sole                       12,790
Cigna Corp                                  Sole                        9,110
Clorox Co                                   Sole                       73,660                    1,200
Coca-Cola Co                                Sole                    1,443,043                   78,222
Cognizant Tech Solutions Corp               Sole                    2,949,552                  160,090
Colgate-Palmolive Co                        Sole                    1,957,079                  106,522
Davita Inc                                  Sole                        2,580
Dell Inc                                    Sole                       24,280
Deluxe Corp                                 Sole                       16,850
Eaton Vance                                 Sole                       15,250
Ecolab Inc                                  Sole                    1,269,425                   69,532
Eli Lilly & Co                              Sole                       10,210
Emerson Electric Co                         Sole                    5,025,126                  278,607
Equifax Inc                                 Sole                    4,356,996                  247,482
Exelon Corp                                 Sole                       10,140
Express Scripts Holding Compan              Sole                        7,740
Federated Investors Inc.                    Sole                       21,780
Fiserv Inc.                                 Sole                        6,400
Forest Labs                                 Sole                       12,850
General Dynamics Corp                       Sole                        5,680
Global Payments Inc.                        Sole                        8,080
ITT Educational Svcs                        Sole                        6,590
Johnson & Johnson                           Sole                       19,190                    1,000
Kroger Co                                   Sole                       16,410
Laboratory Corp of America Hol              Sole                    1,286,803                   72,770
Landstar System Inc                         Sole                        6,710
Lexmark Intl Inc                            Sole                       11,560
Medtronic Inc                               Sole                    2,853,324                  156,384
Microsoft Corp Com                          Sole                    8,136,242                  448,229
Nike Inc Cl B                               Sole                    1,046,776                   57,990
Omnicom Group Inc                           Sole                    5,291,843                  308,729
Oracle Corp                                 Sole                    8,064,934                  449,130
Paychex Inc                                 Sole                    2,417,324                  136,190
Pepsico Inc                                 Sole                    3,996,112                  221,753
Pitney Bowes Inc                            Sole                       20,870
Praxair Inc                                 Sole                    1,768,293                   97,742
Procter & Gamble Co                         Sole                    4,018,992                  221,135
Quest Diagnostics Inc                       Sole                        6,910
Radioshack                                  Sole                       40,190
Rockwell Collins Inc.                       Sole                        6,910
Strayer Education                           Sole                        3,610
Stryker Corp                                Sole                    3,197,673                  179,843
Sysco Corp                                  Sole                       13,370
T Rowe Price Group Inc                      Sole                    3,975,428                  234,463
TJX Companies Inc                           Sole                       12,020
Target Corp                                 Sole                        7,040
United Parcel Svc Cl B                      Sole                        5,370
United Technologies Corp                    Sole                    3,053,099                  144,806
Unitedhealth Group Inc                      Sole                        8,080
Valassis Communications                     Sole                       18,480
Varian Medical Systems                      Sole                    1,611,415                   90,540
Waddell & Reed Financial Inc                Sole                       13,880
Wal Mart Stores Inc                         Sole                        6,660
Walgreen Company                            Sole                       11,690
Waters Corp                                 Sole                    1,767,728                   97,210
Westamerica Bancorporation                  Sole                        8,970
Zimmer Holdings Inc                         Sole                        6,840
